Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash and cash equivalents	$ 310,000	$ 403,000	$ 723,000
Trade receivables, net	105,000	559,000	836,000
Inventories	1,793,000	3,212,000	4,442,000
Prepaid expenses and other current assets	176,000	363,000	619,000
Current assets held for sale	2,640,000
Total Current Assets	5,024,000	4,537,000	6,620,000
Property and equipment, net	112,000	4,768,000	5,741,000
Right of use assets	430,000	2,602,000	2,988,000
Intangible assets, net	4,178,000	5,005,000	5,758,000
Other assets, net	182,000	568,000	369,000
Non-current assets held for sale	6,298,000
Total Assets	16,224,000	17,480,000	21,476,000
Current Liabilities:
Accounts payable	1,388,000	2,076,000	1,728,000
Accrued liabilities	418,000	575,000	1,509,000
Current portion of secured credit facilities, related party	3,447,000
Deferred revenue		88,000	18,000
Warehouse lines of credit	728,000		3,442,000
Current portion of notes payable, related party	92,000	92,000	4,598,000
Promissory note	8,155,000	486,000
Lease liability, current portion	191,000	888,000	991,000
Other current liability, related party	85,000		725,000
Current liabilities held for sale	3,124,000
Total Current Liabilities	17,628,000	4,205,000	13,011,000
Long Term Liabilities:
Lease liability, net of current portion	213,000	1,824,000	2,140,000
Secured credit facilities, related party		2,700,000
Secured credit facilities, net of debt issuance costs		342,000
Note payable, related party			92,000
Notes payable, net of current portion		7,556,000	7,749,000
Non-current liabilities held for sale	843,000
Total Liabilities	18,684,000	16,627,000	22,992,000
COMMITMENTS AND CONTINGENCIES (See Note 12)
Stockholders’ Deficit:
Common stock, value
Additional paid in capital	84,499,000	83,559,000	73,505,000
Accumulated deficit	(86,959,000)	(82,706,000)	(75,021,000)
Stockholders’ deficit	(2,460,000)	853,000	(1,516,000)
Total Liabilities & Stockholders’ Deficit	16,224,000	17,480,000	21,476,000
Beeline Financial Holdings Inc [Member]
Current Assets:
Cash and cash equivalents	102,672	3,351	32,713
Restricted cash	91,041	187,006	100,510
Mortgage loans held for sale, at fair value	6,271,551	2,301,012	3,022,969
Interest rate lock derivative	62,796	57,505	30,757
Prepaid expenses and other current assets	247,441	82,137	92,843
Total Current Assets	6,775,501	2,631,011	3,279,792
Property and equipment, net	195,161	308,693	460,069
Software development costs, net	4,030,624	4,863,090	5,452,197
Right of use assets	1,412,131	1,643,432	1,947,804
Equity method investment	96,500
Security deposit	58,492	58,181	58,431
Total Assets	12,568,409	9,504,407	11,198,293
Current Liabilities:
Accounts payable	1,672,225	1,349,112	1,238,369
Overdraft liability		35,162
BDC loan, current portion	109,005	104,346	109,005
Accrued payroll	712,381	300,132	412,391
Escrows held for others	42,885	4,906	22,195
Accrued expenses and other current liabilities	110,907	29,329	54,153
Debt, convertible notes, net of debt discount	2,265,438
Warehouse lines of credit	5,996,846	2,157,119	3,060,923
Promissory note			112,500
Lease liability, current portion	335,416	323,959	309,167
Total Current Liabilities	12,153,535	5,446,243	5,418,704
Long Term Liabilities:
Accrued interest on convertible notes		965,378
Accrued interest on convertible notes, including related party		965,378	77,883
Loan	185,462	187,500	254,346
Lease liability, net of current portion	1,273,314	1,526,825	1,850,784
Total Long Term Liabilities	1,458,776	20,555,457	6,529,251
Total Liabilities	13,612,311	26,001,700	11,947,955
COMMITMENTS AND CONTINGENCIES (See Note 12)
Stockholders’ Deficit:
Common stock, value	102	16	16
Preferred stock, value
Additional paid in capital	36,681,230	22,274,390	27,106,404
Accumulated other comprehensive loss	(88,095)	(95,728)	(79,836)
Accumulated deficit	(37,252,280)	(38,369,200)	(27,628,717)
Stockholders’ deficit		(16,190,520)	(602,128)
Non-controlling interest	(384,885)	(306,773)	(147,534)
Total Stockholders’ Deficit	(1,043,902)	(16,497,293)	(749,662)
Total Liabilities & Stockholders’ Deficit	12,568,409	9,504,407	11,198,293
Beeline Financial Holdings Inc [Member] | Nonrelated Party [Member]
Current Liabilities:
Loan payable		91,999	100,000
Long Term Liabilities:
Debt, convertible notes - related party		8,889,261	745,238
Beeline Financial Holdings Inc [Member] | Related Party [Member]
Current Liabilities:
Loan payable	908,432	1,050,179
Long Term Liabilities:
Debt, convertible notes - related party		8,986,493	3,601,000
As Restated [Member]
Current Assets:
Cash and cash equivalents		306,000
Trade receivables, net		163,000
Inventories		2,686,000
Prepaid expenses and other current assets		113,000
Current assets held for sale		1,269,000
Total Current Assets		4,537,000
Property and equipment, net		169,000
Right of use assets		680,000
Intangible assets, net		4,178,000
Other assets, net		247,000
Non-current assets held for sale		7,669,000
Total Assets		17,480,000
Current Liabilities:
Accounts payable		1,062,000
Accrued liabilities		465,000
Current portion of secured credit facilities, related party
Warehouse lines of credit
Current portion of notes payable, related party		92,000
Promissory note		486,000
Lease liability, current portion		223,000
Other current liability, related party
Current liabilities held for sale		1,877,000
Total Current Liabilities		4,205,000
Long Term Liabilities:
Lease liability, net of current portion		458,000
Secured credit facilities, related party		2,700,000
Secured credit facilities, net of debt issuance costs		342,000
Notes payable, net of current portion		7,556,000
Non-current liabilities held for sale		1,366,000
Total Liabilities		16,627,000
COMMITMENTS AND CONTINGENCIES (See Note 12)
Stockholders’ Deficit:
Common stock, value
Additional paid in capital		83,559,000
Accumulated deficit		(82,706,000)
Stockholders’ deficit		853,000
Total Liabilities & Stockholders’ Deficit		17,480,000
As Restated [Member] | Beeline Financial Holdings Inc [Member]
Current Assets:
Cash and cash equivalents			32,713
Restricted cash			100,510
Mortgage loans held for sale, at fair value			3,022,969
Interest rate lock derivative			30,757
Trade receivables, net
Prepaid expenses and other current assets			92,843
Total Current Assets			3,279,792
Property and equipment, net			460,069
Software development costs, net			5,452,197
Right of use assets			1,947,804
Security deposit			58,431
Total Assets			11,198,293
Current Liabilities:
Accounts payable			1,238,369
BDC loan, current portion			109,005
Accrued payroll			412,391
Escrows held for others			22,195
Accrued expenses and other current liabilities			54,153
Warehouse lines of credit			3,060,923
Promissory note			112,500
Lease liability, current portion			309,167
Total Current Liabilities			5,418,704
Long Term Liabilities:
Accrued interest on convertible notes			77,883
Lease liability, net of current portion			1,850,784
Total Long Term Liabilities			6,529,251
Total Liabilities			11,947,955
Stockholders’ Deficit:
Common stock, value			16
Additional paid in capital			27,106,404
Accumulated other comprehensive loss			(79,836)
Accumulated deficit			(27,628,717)
Stockholders’ deficit			(602,128)
Non-controlling interest			(147,534)
Total Stockholders’ Deficit			(749,662)
Total Liabilities & Stockholders’ Deficit			11,198,293
As Restated [Member] | Beeline Financial Holdings Inc [Member] | Nonrelated Party [Member]
Current Liabilities:
Loan payable			100,000
Long Term Liabilities:
Debt, convertible notes - related party			745,238
As Restated [Member] | Beeline Financial Holdings Inc [Member] | Related Party [Member]
Long Term Liabilities:
Debt, convertible notes - related party			3,601,000
Series B Preferred Stock [Member]
Stockholders’ Deficit:
Preferred stock, value
Series B Preferred Stock [Member] | Beeline Financial Holdings Inc [Member]
Stockholders’ Deficit:
Preferred stock, value	24
Series B Preferred Stock [Member] | As Restated [Member]
Stockholders’ Deficit:
Preferred stock, value
Series C Preferred Stock [Member]
Stockholders’ Deficit:
Preferred stock, value
Series C Preferred Stock [Member] | As Restated [Member]
Stockholders’ Deficit:
Preferred stock, value
Series A Preferred Stock [Member] | Beeline Financial Holdings Inc [Member]
Stockholders’ Deficit:
Preferred stock, value	$ 2	$ 2	5
Series A Preferred Stock [Member] | As Restated [Member] | Beeline Financial Holdings Inc [Member]
Stockholders’ Deficit:
Preferred stock, value			$ 5